Regulatory Assets and Liabilities (Schedule of Regulatory Assets) (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
		Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Regulatory Assets [Line Items]
Regulatory assets-current			$ 966	$ 496	[1]
Regulatory assets-noncurrent			7,669	2,676	[1]
Total regulatory assets			$ 8,635	3,172
Weighted Average
Regulatory Assets [Line Items]
Weighted average useful life			27 years
SCANA
Regulatory Assets [Line Items]
Electric service customers over period			20 years
DESC
Regulatory Assets [Line Items]
Debt issuance costs		$ 270
Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[2]		$ 469	424
Regulatory assets-noncurrent			1,917	737	[3]
Total regulatory assets			2,386	1,161
Excess deferred taxes adjusted in charge of operating revenue			29
Excess deferred taxes adjusted in charge of operating revenue net of tax			22
Write off of regulatory asset		17	17
Write off of regulatory asset, after tax		$ 13	$ 13
Virginia Electric and Power Company | Weighted Average
Regulatory Assets [Line Items]
Weighted average useful life			24 years
Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[4]		$ 10	8
Regulatory assets-noncurrent	[5]		46	52
Total regulatory assets			56	60
Regulatory assets not expect to earn return
Regulatory Assets [Line Items]
Regulatory assets-current	[6]		78	174
Regulatory assets-noncurrent	[6]			83
Regulatory assets not expect to earn return | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[7]		78	174
Regulatory assets-noncurrent	[7]			83
Deferred project costs and DSM programs for gas utilities
Regulatory Assets [Line Items]
Regulatory assets-current	[8]		29	17
Unrecovered gas costs
Regulatory Assets [Line Items]
Regulatory assets-current	[9]		118	14
Unrecovered gas costs | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[9]		2	1
Deferred rate adjustment clause costs for Virginia electric utility
Regulatory Assets [Line Items]
Regulatory assets-current	[10],[11]		226	78
Regulatory assets-noncurrent	[10],[11],[12]		88	230
Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Regulatory assets-current	[13]		50	69
Deferred nuclear refueling outage costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[13]		50	69
PJM transmission rates
Regulatory Assets [Line Items]
Regulatory assets-current	[14]		69	45
Regulatory assets-noncurrent	[14]		169	192
PJM transmission rates | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[14]		69	45
Regulatory assets-noncurrent	[14]		169	192
Other
Regulatory Assets [Line Items]
Regulatory assets-current			258	99
Regulatory assets-noncurrent			549	125
Other | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current			46	58
Regulatory assets-noncurrent			102	54
Other | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current			8	7
Regulatory assets-noncurrent			10	4
NND Project Costs
Regulatory Assets [Line Items]
Regulatory assets-current	[15]		138
Regulatory assets-noncurrent	[15]		2,537
Unrecognized pension and other postretirement benefit costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[16]		1,331	1,497
Unrecognized pension and other postretirement benefit costs | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[17]		4	15
Deferred project costs for gas utilities
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]		482	335
Interest rate hedges
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[18]		897	184
Interest rate hedges | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[19]		555	151
Interest rate hedges | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[20]		32	33
AROs and related funding
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[21]		$ 330
Amortization period for deferred costs			106 years
Cost of reacquired debt
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[22],[23]		$ 283	3
Ash pond and landfill closure costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[24]		$ 1,003	27
Regulatory assets expected collection period commencing year			2021
Ash pond and landfill closure costs | Maximum [Member]
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period			18 years
Ash pond and landfill closure costs | Minimum
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period			15 years
Ash pond and landfill closure costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[25]		$ 1,003	27
Regulatory assets expected collection period commencing year			2021
Ash pond and landfill closure costs | Virginia Electric and Power Company | Maximum [Member]
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period			18 years
Ash pond and landfill closure costs | Virginia Electric and Power Company | Minimum
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period			15 years
Deferred Project Costs | Maximum [Member]
Regulatory Assets [Line Items]
Amortization period for deferred costs			18 months
Deferred Project Costs | Virginia Electric and Power Company | Maximum [Member]
Regulatory Assets [Line Items]
Amortization period for deferred costs			18 months
Cost of reacquired debt
Regulatory Assets [Line Items]
Amortization period for deferred costs			26 years
Deferred rate adjustment clause costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[10],[11]		$ 226	78
Regulatory assets-noncurrent	[10],[11],[12]		$ 88	$ 230

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[5]	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[6]	Reflects deferred fuel expenses for the Virginia, North Carolina and South Carolina jurisdictions of Dominion Energy’s electric generation operations.
[7]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power’s generation operations.
[8]	Primarily reflects amounts expected to be collected from or owed to gas customers in Dominion Energy’s service territories associated with current and prospective rider projects, including CEP, PIR and pipeline integrity management. See Note 13 for more information.
[9]	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
[10]	As a result of actions from the Virginia Commission in the first quarter of 2019 regarding the ratemaking treatment of excess deferred taxes from the adoption of the 2017 Tax Reform Act for all existing rate adjustment clauses, Virginia Power recorded a $29 million ($22 million after-tax) charge in operating revenue in the Consolidated Statements of Income for amounts which are probable of being returned to customers.
[11]	Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.
[12]	During the first quarter of 2019, Virginia Power recorded a charge of $17 million ($13 million after-tax) to write-off the balance of a regulatory asset for which it is no longer seeking recovery.
[13]	Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
[14]	Reflects amounts to be recovered through retail rates in Virginia for payments Virginia Power will make to PJM over a ten-year period ending 2028 under the terms of a FERC settlement agreement in May 2018 resolving a PJM cost allocation matter.
[15]	Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a 20-year period ending in 2039. See Note 3 for more information.
[16]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy’s rate-regulated subsidiaries.
[17]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy Gas’ rate-regulated subsidiaries.
[18]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 27 years as of September 30, 2019.
[19]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 24 years as of September 30, 2019.
[20]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.
[21]	Represents deferred depreciation and accretion expense related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including V.C. Summer nuclear power station, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 106 years.
[22]	Costs of the reacquisition of debt are deferred and amortized as interest expense over the would-be remaining life of the reacquired debt. The reacquired debt costs had a weighted-average life of approximately 26 years as of September 30, 2019.
[23]	During 2019, DESC purchased certain of its first mortgage bonds as discussed in Note 17. As a result of these transactions, DESC incurred net costs, including write-offs of unamortized discount, premium and debt issuance costs, of $270 million.
[24]	Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCRs to an approved landfill or through recycling for beneficial reuse. Subject to approval by the Virginia Commission, amounts are expected to be collected over a period between 15 and 18 years commencing no earlier than 2021. See Note 18 for additional information.
[25]	Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through recycling for beneficial reuse. Subject to approval by the Virginia Commission, amounts are expected to be collected over a period between 15 and 18 years commencing no earlier than 2021. See Note 18 for additional information.